Discontinued Operations (Statements of Comprehensive Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Net sales			$ 1
Loss from discontinued operations, before income taxes			(348)
Income taxes
Loss from discontinued operations, after income taxes			$ (348)